SCHEDULE OF ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment held in Trust Account	$ 6,524,611	$ 19,901,169	$ 299,004,083
Loan and Transfer note payable	427,788	12,384
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment held in Trust Account	6,524,611	19,901,169	299,004,083
Subscription financial liabilities
Loan and Transfer note payable
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment held in Trust Account
Subscription financial liabilities
Loan and Transfer note payable
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment held in Trust Account
Subscription financial liabilities	4,929,475
Loan and Transfer note payable	$ 427,788